UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7435

Legg Mason Partners Lifestyle Series, Inc.

(Exact name of registrant as specified in charter)

125 BROAD STREET, NEW YORK, NEW YORK 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

300 First Stamford Place, 4th Floor

Stamford, Connecticut 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-890-7046

Date of fiscal year end: 1/31

Date of reporting period: July 1, 2005–June 30, 2006

Item 1. Proxy Voting Record

A report may indicate that the Adviser or Subadviser, as the case may be, “did not vote” on a particular proposal. No vote was entered for a proposal where (a) certain restrictions or pre-conditions on voting may, if followed, have adversely affected investment management of the fund’s portfolio holdings, such as “share blocking rules” that prohibit sales during the shareholder solicitation and voting process, (b) potential material conflicts of interest arising from proxy proposals were identified by the CAM Proxy Voting Committee, (c) administrative or operational constraints impeded the ability to cast a timely vote, such as late receipt of proxy voting information, and/or (d) systems or processing errors occurred (including errors by third party vendors).

Prior to April 7, 2006 the fund’s name was Smith Barney Allocation Series Inc. and the series were named the following:

Balanced Portfolio

Conservative Portfolio

Growth Portfolio

High Growth Portfolio

Income Portfolio

Prior to May 1, 2006, the following additional series of Legg Mason Partners Lifestyle Series, Inc., the Legg Mason Partners Variable Lifestyle Balanced Portfolio, Legg Mason Partners Variable Lifestyle Growth Portfolio and Legg Mason Partners Variable Lifestyle High Growth Portfolio were named the following, respectively:

Select Balanced Portfolio

Select Growth Portfolio

Select High Growth Portfolio

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07435
Reporting Period: 07/01/2005 - 06/30/2006
Smith Barney Allocation Series Inc.

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========            PARTNERS LIFESTYLE BALANCED FUND             ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========          PARTNERS LIFESTYLE CONSERVATIVE FUND           ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========             PARTNERS LIFESTYLE GROWTH FUND              ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========           PARTNERS LIFESTYLE HIGH GROWTH FUND           ============

ANCHOR BANCORP WISCONSIN, INC.

Ticker:       ABCW           Security ID:  032839102
Meeting Date: SEP 19, 2005   Meeting Type: Annual
Record Date:  JUL 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard A. Bergstrom      For       For        Management
1.2   Elect  Director Donald D. Parker          For       For        Management
1.3   Elect  Director James D. Smessaert        For       For        Management

--------------------------------------------------------------------------------

DITECH NETWORKS INC

Ticker:       DITC           Security ID:  25500M103
Meeting Date: SEP 16, 2005   Meeting Type: Annual
Record Date:  JUL 26, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Mr. Gregory M. Avis       For       For        Management
1.2   Elect  Director Mr. Edwin L. Harper       For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan
4     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

SCHOLASTIC CORP.

Ticker:       SCHL           Security ID:  807066105
Meeting Date: SEP 21, 2005   Meeting Type: Annual
Record Date:  JUL 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John L. Davies             For       For        Management
1.2   Elect Director Peter M. Mayer             For       For        Management
1.3   Elect Director John G. McDonald           For       For        Management

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========             PARTNERS LIFESTYLE INCOME FUND              ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========      PARTNERS VARIABLE LIFESTYLE BALANCED PORTFOL       ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========      PARTNERS VARIABLE LIFESTYLE GROWTH PORTFOLIO       ============

The Series of the Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

=========== LEGG MASON PARTNERS LIFESTYLE SERIES, INC. - LEGG MASON ============
===========      PARTNERS VARIABLE LIFESTYLE HIGH GROWTH PORT       ============

ANCHOR BANCORP WISCONSIN, INC.

Ticker:       ABCW           Security ID:  032839102
Meeting Date: SEP 19, 2005   Meeting Type: Annual
Record Date:  JUL 22, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Richard A. Bergstrom      For       For        Management
1.2   Elect  Director Donald D. Parker          For       For        Management
1.3   Elect  Director James D. Smessaert        For       For        Management

--------------------------------------------------------------------------------

DITECH NETWORKS INC

Ticker:       DITC           Security ID:  25500M103
Meeting Date: SEP 16, 2005   Meeting Type: Annual
Record Date:  JUL 26, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Mr. Gregory M. Avis       For       For        Management
1.2   Elect  Director Mr. Edwin L. Harper       For       For        Management
2     Amend Omnibus Stock Plan                  For       Against    Management
3     Amend Non-Employee Director Stock Option  For       For        Management
      Plan
4     Ratify Auditors                           For       For        Management

--------------------------------------------------------------------------------

SCHOLASTIC CORP.

Ticker:       SCHL           Security ID:  807066105
Meeting Date: SEP 21, 2005   Meeting Type: Annual
Record Date:  JUL 25, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director John L. Davies             For       For        Management
1.2   Elect Director Peter M. Mayer             For       For        Management
1.3   Elect Director John G. McDonald           For       For        Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Lifestyle Series, Inc.

By:

/s/ R. Jay Gerken

R. Jay Gerken

President, Chairman and

Chief Executive Officer of

Legg Mason Partners Lifestyle Series, Inc.

Date: August 29, 2006